PROVISIONS	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
PROVISIONS
NOTE 24 - PROVISIONS

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2020	90	4	28	122
Allowance	2	13	7	22
Amounts used	(1)	(10)	(1)	(12)
Unused amounts reversed	(2)	(1)	(7)	(10)
Unwinding of discounts	2	—	—	2
Effects of changes in foreign exchange rates	(3)	—	—	(3)
Transfer	—	—	—	—
At December 31, 2020	88	6	27	121

Current	7	4	12	23
Non-Current	81	2	15	98
Total Provisions	88	6	27	121

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2019	83	3	54	140
IFRIC 23 application	—	—	(20)	(20)
Allowance	1	2	6	9
Amounts used	(2)	(1)	(4)	(7)
Unused amounts reversed	(1)	—	(4)	(5)
Unwinding of discounts	4	—	—	4
Effects of changes in foreign exchange rates	2	—	—	2
Transfer	3	—	(4)	(1)
At December 31, 2019	90	4	28	122

Current	7	2	14	23
Non-Current	83	2	14	99
Total Provisions	90	4	28	122
Close down, environmental and remediation costs
The Group records provisions for the estimated present value of the costs of its environmental clean-up obligations and close down and restoration efforts based on the net present value of estimated future costs of the dismantling and demolition of infrastructure and the removal of residual material of disturbed areas. At December 31, 2020, the average discount rate was negative. An increase in the discount rate by 500 basis points would not change the provision by more than €1 million.
These provisions are expected to be settled over the next 40 years depending on the nature of the disturbance and the technical remediation plans.
Restructuring costs
For the year ended December 31, 2020, restructuring costs amounted to €13 million related to headcount reductions in Europe and in the U.S.
Legal claims and other costs

	At December 31,
(in millions of Euros)	2020	2019
Litigation	21	21
Disease claims (A)	5	4
Other	1	3
Total Provisions for legal claims and other costs	27	28
(A)Since the early 1990s, certain activities of the Group’s businesses have been subject to claims and lawsuits in France relating to occupational diseases resulting from alleged asbestos exposure, such as mesothelioma and asbestosis. It is not uncommon for the investigation and resolution of such claims to go on over many years as the latency period for developing such diseases is typically between 25 and 40 years. For any such claim, it is up to the social security authorities in each jurisdiction to determine if a claim qualifies as an occupational illness claim. If so determined, the Group must settle the case or defend its position in court. At December 31, 2020, seven cases in which gross negligence is alleged (“faute inexcusable”) remain outstanding (seven at December 31, 2019), the average amount per claim being around €0.3 million. The average settlement amount per claim in 2020 was around €0.7 million and in 2019 was less than €0.1 million. It is not anticipated that the resolution of such litigation and proceedings will have a material effect on the future results from continuing operations, financial position, or cash flows of the Group.
Contingencies
The Group is involved, and may become involved, in various lawsuits, claims and proceedings relating to customer claims, product liability, employee and retiree benefit matters and other commercial matters. The Group records provisions for pending litigation matters when it determines that it is probable that an outflow of resources will be required to settle the obligation, and such amounts can be reasonably estimated. In some proceedings, the issues raised are or can be highly complex and subject to significant uncertainties and amounts claimed are and can be substantial. As a result, the probability of loss and an estimation of damages are and can be difficult to ascertain. In exceptional cases, when the Group considers that disclosures relating to provisions and contingencies may prejudice its position, disclosures are limited to the general nature of the dispute.
The Group was subject to an arbitration by a customer claiming that Constellium had supplied defective products as a result of which the customer alleged it had suffered significant damages. The Group considered that this claim was without merit on both technical and legal grounds and believed it was not probable that the claim would result in a loss. This matter was satisfactorily resolved in 2020.